ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2018 and 2017 are as follows:

	Issued		Outstanding
	2018	2017	2018	2017

Series 20	3,866,700	3,866,700	3,829,200	3,833,200
Series 21	1,892,700	1,892,700	1,879,500	1,879,500
Series 22	2,564,400	2,564,400	2,550,645	2,557,045
Series 23	3,336,727	3,336,727	3,303,327	3,314,827
Series 24	2,169,878	2,169,878	2,152,753	2,154,253
Series 25	3,026,109	3,026,109	3,016,809	3,016,809
Series 26	3,995,900	3,995,900	3,965,400	3,977,000
Series 27	2,460,700	2,460,700	2,443,900	2,446,400
Series 28	4,000,738	4,000,738	3,984,138	3,990,738
Series 29	3,991,800	3,991,800	3,955,225	3,965,300
Series 30	2,651,000	2,651,000	2,621,200	2,631,000
Series 31	4,417,857	4,417,857	4,382,757	4,395,557
Series 32	4,754,198	4,754,198	4,736,198	4,740,198
Series 33	2,636,533	2,636,533	2,626,533	2,626,533
Series 34	3,529,319	3,529,319	3,509,919	3,517,419
Series 35	3,300,463	3,300,463	3,279,913	3,288,363
Series 36	2,106,838	2,106,838	2,092,704	2,095,704
Series 37	2,512,500	2,512,500	2,489,100	2,495,600
Series 38	2,543,100	2,543,100	2,538,700	2,540,100
Series 39	2,292,151	2,292,151	2,288,351	2,288,351
Series 40	2,630,256	2,630,256	2,621,756	2,622,756
Series 41	2,891,626	2,891,626	2,874,926	2,884,126
Series 42	2,744,262	2,744,262	2,732,262	2,736,262
Series 43	3,637,987	3,637,987	3,629,487	3,632,487
Series 44	2,701,973	2,701,973	2,693,973	2,699,473
Series 45	4,014,367	4,014,367	4,008,167	4,009,667
Series 46	2,980,998	2,980,998	2,968,635	2,971,998

	83,651,080	83,651,080	83,175,478	83,310,666

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2018 and 2017 are as follows:

	2018	2017

Series 20	3,832,200	3,840,925
Series 21	1,879,500	1,880,625
Series 22	2,555,445	2,559,111
Series 23	3,311,952	3,321,202
Series 24	2,153,878	2,157,722
Series 25	3,016,809	3,019,434
Series 26	3,974,100	3,981,950
Series 27	2,445,775	2,451,725
Series 28	3,989,088	3,993,363
Series 29	3,962,781	3,976,625
Series 30	2,628,550	2,634,750
Series 31	4,392,357	4,396,307
Series 32	4,739,198	4,740,573
Series 33	2,626,533	2,627,658
Series 34	3,515,544	3,521,619
Series 35	3,286,251	3,292,413
Series 36	2,094,954	2,097,579
Series 37	2,493,975	2,504,525
Series 38	2,539,750	2,540,100
Series 39	2,288,351	2,289,701
Series 40	2,622,506	2,623,506
Series 41	2,881,826	2,889,751
Series 42	2,735,262	2,736,262
Series 43	3,631,737	3,636,612
Series 44	2,698,098	2,699,848
Series 45	4,009,292	4,013,192
Series 46	2,971,157	2,971,998

	83,276,869	83,399,076